Revenue Sources (Details Narrative)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Revenue Benchmark [Member] | Medicare [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Revenue from continuing operations	50.00%	44.00%